Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Plan Termination
9.
PLAN TERMINATION

The Plan was adopted with the expectation that it will continue indefinitely. The Company may, however, terminate the Plan at any time. In addition, the management of any subsidiary may withdraw such subsidiary from the Plan at any time. In the event of termination of the Plan, all participants immediately will become fully vested in the value of their account balances.